COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	Nov. 30, 2012	Jun. 11, 2012	Jan. 30, 2012 acre	Dec. 31, 2011	Nov. 23, 2007 acre	Jun. 28, 2007 acre
Commitments And Contingencies Details Narrative
Annual rent payments per acre of land				$ 10	$ 10	$ 10
Payment to Lessor, percentage of market value defined in Agreement				12.50%
Lease payment and advance royalty payment	85,000
Purchase price Mining Claim and Lease Sale/Purchase Agreement			150,000
Percent of Production Royalty paid to Larson, equal to fair market value			5.00%
Number of Acres leased			320		554.24	472.8
Increased annual rent payment per acre after mining area designation			25
Prepaid lease payment					53,775	36,717
Production royalty (per pound of uranium)					$ 0.75	$ 0.75
Production royalty (percentage of net proceeds)		3.00%		6.25%	5.00%
Aggregate sum paid to reduce royalty		1,500,000
Minimum expenses required in Agreement		200,000
Aggregate sum paid to Absaroka Stone LLC if the Company fails to meet minimum expenses		50,000
Gross royalty paid to Absaroka Stone LLC		1.00%
Maximum aggregate amount from gross royalty paid to Absaroka Stone LLC		$ 1,000,000